Performance Management - Pabrai Wagons Fund	Feb. 09, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following performance information indicates some of the risks of investing in the Fund. As of the close of business on February 6, 2026, the Fund has adopted the performance history of the Pabrai Wagons Fund, which operated as a mutual fund using the same investment strategies (the “Predecessor Fund”, and together with the Fund, the “Funds”). The Predecessor Fund’s Retail Class shares were merged into the Institutional Class prior to the Predecessor Fund’s reorganization into the Fund. The bar chart shows the Predecessor Fund’s Institutional Class shares’ performance for the calendar year ended December 31. The table illustrates how the Predecessor Fund’s Institutional Class shares’ average annual returns for one-year and since inception periods compare with those of a broad measure of market performance and an additional index the Advisor believes represents the Fund’s investment strategy. The Advisor believes that the additional index reasonably represents the market sectors in which the Fund invests. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information for the Predecessor Fund and the Fund is available on the Fund’s website at www.wagonsetf.com.
Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table illustrates how the Predecessor Fund’s Institutional Class shares’ average annual returns for one-year and since inception periods compare with those of a broad measure of market performance and an additional index the Advisor believes represents the Fund’s investment strategy. The Advisor believes that the additional index reasonably represents the market sectors in which the Fund invests.
Bar Chart [Heading]	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	The Predecessor Fund’s Institutional Class year-to-date return as of September 30, 2025 was -2.12%.

Best Quarter:	June 30, 2025	10.28%
Worst Quarter:	March 31, 2025	-17.68%

Performance Table Heading	Average Annual Total Returns for the Predecessor Fund(for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.wagonsetf.com.
Pabrai Wagons Fund Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(2.12%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.28%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(17.68%)
Lowest Quarterly Return, Date	Mar. 31, 2025